Note 10 - Issued Capital (Details Textual)								2 Months Ended
	May 29, 2026 shares	Aug. 22, 2025 shares	Jul. 17, 2025 shares	Jul. 16, 2025 shares	Mar. 14, 2025 shares	Jan. 22, 2025 shares	Apr. 22, 2024 shares	Aug. 25, 2026 shares	May 28, 2026 shares
Statement Line Items [Line Items]
Reverse Stock Split, Ratio	50
Shares issuable per share option in share-based payment arrangement (in shares)	12								600
Increase (decrease) through exercise of options, shares (in shares)		1,283,942	79,999,800	95,238	161	95,238	7,097,419
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Increase (decrease) through exercise of options, shares (in shares)								991,558